Disposal of assets and other transactions (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Description of transaction amount	transaction amounts to up to US$ 35, corresponding to: (a) US$ 3 paid on the date of signing, (b) US$ 7 to be paid at the closing of the transaction, and (c) up to US$ 25 in contingent payments, depending on future Brent prices and events related to the development of the assets.
E And P Assets Of Peroa Group [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed with the receipt of US$ 1,100 in addition to US$ 110 received at the transaction signing, and to US$ 10 relating to a final price adjustment as provided for in the contract. The Company will also receive US$ 235 in 4 equal annual installments starting March 2024.
Golfinho And Camarupim [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed with the receipt of US$ 12, including price adjustments provided for in the contract, in addition to US$ 3 received at transaction signing. In addition, there is up to US$ 60 in contingent payments for Petrobras provided for in the contract, depending on future Brent prices and asset development. Of this amount, the Company recognized US$ 20 as a receivable in 2023.
Sale Of Fazenda Beleem [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed after the fulfillment of conditions precedent, with the receipt of US$ 1,635 (of which US$ 1,586 was received in cash and US$ 49 relates to sale of inventories, as provided for in the agreement), in addition to US$ 293 received at the transaction signing and to US$ 10 related to a final price adjustment as provided for in the contract. In addition, Petrobras is expected to receive up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices. Of this amount, the Company recognized US$ 58 as a receivable in 2023.
Reconcavo Group [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed with the receipt of US$ 427, including price adjustments provided for in the contract, in addition to US$ 36 received at the transaction signing. In addition, there is up to US$ 66 in contingent payments for Petrobras provided for in the contract, depending on future Brent prices, of which the Company recognized US$ 22 as a receivable in 2023.